CONSOLIDATED STATEMENTS OF CHANGES IN (INVESTED DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Statutory Reserve CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Parent Company's Investment Deficit CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Pre-IPO CNY (¥)	IPO CNY (¥)	IPO Additional Paid-in Capital CNY (¥)	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class A Ordinary Shares Pre-IPO Ordinary shares CNY (¥) shares	Class A Ordinary Shares IPO Ordinary shares shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares
Balance at beginning of year at Dec. 31, 2017		¥ (62,195)							¥ (62,195)
Changes in equity
Share-based awards to employee of the Group		131,260			¥ 131,260
Net (loss)/income		2,171					¥ 2,171
Appropriation to statutory reserve				¥ 1,739			(1,739)
Foreign currency translation adjustments, net of nil tax		30,173				¥ 30,173
Completion of reorganization		(696,925)			113,110	841	(873,130)		¥ 62,195						¥ 59
Completion of reorganization (in shares) | shares															72,000,000
Repurchase of Class A Ordinary Shares		(1)													¥ (1)
Repurchase of Class A Ordinary Shares (in shares) | shares															(540,810)
Pre-IPO Preferred Shares redemption value accretion		(65,355)			(65,355)
Share issuance											¥ 1	¥ 280,473	¥ 280,448	¥ 25	¥ 1
Share issuance (in shares) | shares															14,204	29,456,490
Share issuance upon conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares		1,437,674			1,437,530									¥ 144
Share issuance upon conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares														164,664,569
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares														¥ 15	¥ (58)		¥ 43
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares (in shares) | shares														19,676,695	(71,459,190)		51,782,495
Balance at end of year at Dec. 31, 2018		1,057,276	¥ (54,127)	1,739	1,896,993	31,014	(872,698)	¥ (54,127)						¥ 185			¥ 43
Balance at end of year (in shares) at Dec. 31, 2018 | shares														213,811,958			51,782,495
Changes in equity
Share issuance associated acquisition of subsidiaries		1,187			1,187
Share issuance associated acquisition of subsidiaries (in shares) | shares														106,636
Warrant issued to creditor		26,290			26,290
Reassignment of Class B Ordinary Shares to Class A Ordinary Shares														¥ 1			¥ (1)
Reassignment of Class B Ordinary Shares to Class A Ordinary Shares, Shares | shares														842,975			(842,975)
Addition of noncontrolling interests resulting from selling of interests in a subsidiary		20,151			364					¥ 19,787
Contribution from non-controlling interests in a subsidiary		150,000								150,000
Share-based awards to employee of the Group		17,847			17,847
Net (loss)/income		(906,490)					(905,895)			(595)
Appropriation to statutory reserve				27,920			(27,920)
Foreign currency translation adjustments, net of nil tax		11,876				11,876
Share-based awards to employee of Jimu Group		34,684			34,684
Exercise of Share-based options		26												¥ 26
Exercise of Share-based options, shares | shares														29,737,638
Balance at end of year at Dec. 31, 2019		358,720		29,659	1,977,365	42,890	(1,860,640)			169,192				¥ 212			¥ 42
Balance at end of year (in shares) at Dec. 31, 2019 | shares														244,499,207			50,939,520
Changes in equity
Share-based awards to employee of the Group		11,898			11,898
Net (loss)/income	$ (45,386)	(296,140)					(293,935)			(2,205)
Appropriation to statutory reserve				1,104			(1,104)
Fair value change in available for sale investment	(64)	(421)				(421)
Foreign currency translation adjustments, net of nil tax		(22,556)				(22,556)
Share-based awards to employee of Jimu Group		(3,471)			(3,471)
Exercise of Share-based options		20												¥ 20
Exercise of Share-based options, shares | shares														3,353,789
Balance at end of year at Dec. 31, 2020	$ 7,365	¥ 48,050		¥ 30,763	¥ 1,985,792	¥ 19,913	¥ (2,155,679)			¥ 166,987				¥ 232			¥ 42
Balance at end of year (in shares) at Dec. 31, 2020 | shares														247,852,996			50,939,520